INSURANCE AND REINSURANCE CONTRACTS ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
INSURANCE AND REINSURANCE CONTRACTS ASSETS AND LIABILITIES [Abstract]
Assets per Reinsurance Contract

a)	The details of the assets per reinsurance contract are:

	As of December 31, 2023
	Remaining coverage assets	Assets for incurred claims for contracts not measured by PAA	Assets for incurred claims for contracts measured by PAA	Accounts receivable from reinsurers and co-insurers	Accounts payable to reinsurers and co-insurers	Excess of loss contracts	Total
			Present value of future cash flows
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Balances as of January 1	308,270	–	730,006	110,964	(419,217)	13,985	744,008
Past Service Changes - LIC Adjustments and expenses incurred directly attributable	–	21	441,232	–	–	–	441,232
Future Service Changes - Changes in the FCF that do not adjust the CSM for the underlying group of contracts	7,238	–	–	–	–	–	7,238
Reinsurance recoveries	7,238	21	441,232	–	–	–	448,491
Expenses for assigning the premiums paid to the reinsurer	(837,543)	–	(2,269)	–	–	–	(839,812)
Result of the reinsurance service	(830,305)	21	438,963	–	–	–	(391,321)
Net financial expenses for reinsurance contracts	–	–	43,419	–	–	–	43,419
Other changes	(7,611)	–	(12,114)	59,346	(52,716)	3,521	(9,574)
Cash flow:
Premiums paid net of commissions ceded and other directly attributable expenses paid	885,524	–	2,270	–	–	–	887,794
Reinsurance recoveries	(34,505)	(21)	(367,754)	–	–	–	(402,280)
Net cash flow	851,019	(21)	(365,484)	–	–	–	485,514
Balances at the end of the period	321,373	–	834,790	170,310	(471,933)	17,506	872,046

	As of December 31, 2022
	Remaining coverage assets	Assets for incurred claims for contracts not measured by PAA	Assets for incurred claims for contracts measured by PAA	Accounts receivable from reinsurers and co-insurers	Accounts payable to reinsurers and co-insurers	Excess of loss contracts	Total
			Present value of future cash flows
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Balances as of January 1	322,427	–	746,346	194,365	(463,886)	13,214	812,466
Past Service Changes - LIC Adjustments and Expenses incurred directly attributable	–	–	316,077	–	–	–	316,077
Future Service Changes - Changes in the FCF that do not adjust the CSM for the underlying group of contracts	1,033	–	–	–	–	–	1,033
Reinsurance recoveries	1,033	–	316,077	–	–	–	317,110
Expenses for assigning the premiums paid to the reinsurer	(775,719)	–	(2,290)	–	–	–	(778,009)
Result of the reinsurance service	(774,686)	–	313,787	–	–	–	(460,899)
Net financial expenses for reinsurance contracts	–	–	(18,608)	–	–	–	(18,608)
Other changes	(13,389)	–	(17,298)	3,303	(789)	–	(28,173)
Cash Flow:
Premiums paid net of commissions ceded and other directly attributable expenses paid	773,918	–	(294,221)	(86,704)	45,458	771	439,222
Reinsurance recoveries	–	–	–	–	–	–	–
Net cash flow	773,918	–	(294,221)	(86,704)	45,458	771	439,222
Balances at the end of the period	308,270	–	730,006	110,964	(419,217)	13,985	744,008

Liability for Insurance Contracts

b)	The details of the liability for insurance contracts are:

	As of December 31, 2023
	Remaining coverage liabilities		Liabilities for incurred claims for contracts not measured by PAA	Liabilities for incurred claims for contracts measured by PAA		Accounts receivable for insurance contracts	Debts to intermediaries, marketers and auxiliaries	Total
	Excluding loss component	Loss component		Present value of future cash flows	Risk adjustment
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Balances as of January 1	8,396,418	163,555	1,073,412	2,274,827	14,158	(869,455)	101,093	11,154,008
Insurance income	(3,855,739)	331	–	–	–	–	–	(3,855,408)
Claims incurred and other insurance service expenses	11,544	–	772,038	2,104,635	–	–	–	2,888,217
Adjustments relating to the past to liabilities for incurred claims	(592)	–	(588,726)	(71,098)	4,871	–	–	(655,545)
Losses and recoveries for losses in onerous contracts	(8,812)	25,993	–	–	–	–	–	17,181
Amortization of insurance acquisition cash flows	3,134	–	–	–	–	–	–	3,134
Insurance service expenses	5,274	25,993	183,312	2,033,537	4,871	–	–	2,252,987
Result of the insurance service	(3,850,465)	26,324	183,312	2,033,537	4,871	–	–	(1,602,421)
Net financial expenses for insurance contracts	1,051,939	(4,492)	140,934	146,732	1,759	–	–	1,336,872
Total changes in the income statement	(2,798,526)	21,832	324,246	2,180,269	6,630	–	–	(265,549)
Investment components	(901,136)	(10)	901,131	–	–	–	–	(15)
Other changes	(163,289)	22,700	(1,609)	33,651	(317)	(70,408)	(8,028)	(187,300)
Cash Flow:
Premiums received.	4,773,477	(382)	–	–	–	–	–	4,773,095
Claims and other service expenses paid.	–	–	(1,084,324)	(1,991,308)	–	–	–	(3,075,632)
Insurance acquisition cash flows.	(80,474)	–	–	–	–	–	–	(80,474)
Net Cash Flow	4,693,003	(382)	(1,084,324)	(1,991,308)	–	–	–	1,616,989
Balances at the end of the period	9,226,470	207,695	1,212,856	2,497,439	20,471	(939,863)	93,065	12,318,133

	As of December 31, 2022
	Remaining coverage liabilities		Liabilities for incurred claims for contracts not measured by PAA	Liabilities for incurred claims for contracts measured by PAA		Accounts receivable for insurance contracts	Debts to intermediaries, marketers and auxiliaries	Total
	Excluding loss component	Loss component		Present value of future cash flows	Risk adjustment
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Balances as of January 1	9,246,468	135,365	994,581	2,357,336	14,383	(916,859)	89,700	11,920,974
Insurance income	(3,533,270)	–	–	–	–	–	–	(3,533,270)
Claims incurred and other insurance service expenses	1,953	–	554,692	6,266	–	–	–	562,911
Adjustments relating to the past to liabilities for incurred claims	(13,440)	–	(262,588)	1,836,194	(425)	–	–	1,559,741
Losses and recoveries for losses in onerous contracts	–	92,530	–	–	–	–	–	92,530
Amortization of insurance acquisition cash flows	15,741	–	–	–	–	–	–	15,741
Insurance service expenses	4,254	92,530	292,104	1,842,460	(425)	–	–	2,230,923
Result of the insurance service	(3,529,016)	92,530	292,104	1,842,460	(425)	–	–	(1,302,347)
Net financial expenses for insurance contracts	(793,873)	(9,058)	(29,644)	(40,648)	338	–	–	(872,885)
Total changes in the income statement	(4,322,889)	83,472	262,460	1,801,812	(87)	–	–	(2,175,232)
Investment components	(658,211)	–	658,211	–	–	–	–	–
Other changes	357,096	(55,282)	(3,221)	16,583	(138)	178	(61)	315,155
Cash Flow:
Premiums received.	3,849,115	–	–	–	–	47,226	11,454	3,907,795
Claims and other service expenses paid.	–	–	(838,619)	(1,900,904)	–	–	–	(2,739,523)
Insurance acquisition cash flows.	(75,161)	–	–	–	–	–	–	(75,161)
Net Cash Flow	3,773,954	–	(838,619)	(1,900,904)	–	47,226	11,454	1,093,111
Balances at the end of the period	8,396,418	163,555	1,073,412	2,274,827	14,158	(869,455)	101,093	11,154,008

Components of Movements of Insurance Contracts

c)	The components of the movement are presented below:

	As of December 31, 2023
	Present value of future cash flows	Risk adjustment	CSM	Total
			Fair value contracts
	S/(000)	S/(000)	S/(000)	S/(000)
Balances as of January 1	7,186,948	254,151	1,154,236	8,595,335
Changes in the statement of income:
Changes in estimates that adjust the CSM	50,644	(97,658)	39,919	(7,095)
Changes in estimates that result in losses and recoveries for contract losses onerous	4,483	(10,842)	(5,615)	(11,974)
Initial recognition contracts	(94,546)	8,226	106,833	20,513
Changes Related to Future Services	(39,419)	(100,274)	141,137	1,444
CSM recognized for services provided	–	–	(128,639)	(128,639)
Changes in the risk adjustment recognized for the expired risk	–	(22,759)	–	(22,759)
Experience Adjustments	871,245	5	174	871,424
Changes Related to Current Services	871,245	(22,754)	(128,465)	720,026
Adjustments to liabilities for incurred claims	(764,140)	9,443	–	(754,697)
Changes related to past services	(764,140)	9,443	–	(754,697)
Result of the insurance service	67,686	(113,585)	12,672	(33,227)
Net financial expenses for insurance contracts	1,140,937	7,125	40,142	1,188,204
Total changes in the income statement	1,208,623	(106,460)	52,814	1,154,977
Other changes	(100,717)	(3,484)	(21,294)	(125,495)
Cash flow:
Premiums collected	1,091,817	–	–	1,091,817
Benefits and expenses paid	(1,085,630)	–	–	(1,085,630)
Acquisition fees paid	(80,474)	–	16,484	(63,990)
Net cash flow	(74,287)	–	16,484	(57,803)
Balances at the end of the period	8,220,567	144,207	1,202,240	9,567,014

      As of December 31, 2023, the insurance contract liabilities measured under the general model is S/8,696.9 million and the variable fee approach is S/870.1 million.

	As of December 31, 2022
	Present value of future cash flows	Risk adjustment	CSM	Total
			Fair value contracts
	S/(000)	S/(000)	S/(000)	S/(000)
Balances as of January 1	7,789,688	284,348	1,292,358	9,366,394
Changes in the statement of income:
Changes in estimates that adjust the CSM	167,426	10,241	(147,298)	30,369
Changes in estimates that result in losses and recoveries for contract losses onerous	65,410	279	–	65,689
Initial recognition contracts	(116,222)	10,178	120,623	14,579
Changes Related to Future Services	116,614	20,698	(26,675)	110,637
CSM recognized for services provided	–	–	(114,272)	(114,272)
Changes in the risk adjustment recognized for the expired risk	–	(15,379)	–	(15,379)
Experience Adjustments	667,764	–	–	667,764
Changes Related to Current Services	667,764	(15,379)	(114,272)	538,113
Adjustments to liabilities for incurred claims	(442,907)	1,316	–	(441,591)
Changes related to past services	(442,907)	1,316	–	(441,591)
Result of the insurance service	341,471	6,635	(140,947)	207,159
Net financial expenses for reinsurance contracts	(879,839)	(26,978)	42,268	(864,549)
Total changes in the income statement	(538,368)	(20,343)	(98,679)	(657,390)
Other changes	(162,140)	(9,854)	(39,443)	(211,437)
Cash Flow:
Premiums collected	1,011,547	–	–	1,011,547
Benefits and expenses paid	(838,619)	–	–	(838,619)
Acquisition fees paid	(75,160)	–	–	(75,160)
Net cash flow	97,768	–	–	97,768
Balances at the end of the period	7,186,948	254,151	1,154,236	8,595,335